Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Basic earnings per share [abstract]
Profit for the year attributable to equity holders of the Company	£ 94,163	£ 83,093	£ 43,450
Weighted average number of shares outstanding (in shares)	57,314,839	56,272,036	55,220,298
Earnings per share - basic (in gbp per share)	£ 1.64	£ 1.48	£ 0.79
Diluted earnings per share [abstract]
Profit for the year attributable to equity holders of the Company	£ 94,163	£ 83,093	£ 43,450
Weighted average number of shares outstanding (in shares)	57,314,839	56,272,036	55,220,298
Diluted by: options in issue and contingent shares (in shares)	767,549	1,746,164	1,830,315
Weighted average number of shares outstanding (diluted) (in shares)	58,082,388	58,018,200	57,050,613
Earnings per share - diluted (in gbp per share)	£ 1.62	£ 1.43	£ 0.76